UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

PORTFOLIO HOLDINGS as of March 31, 2006

	COMPANY DESCRIPTION	NUMBER SHARES	MARKET VALUE
COMMON STOCKS

Autos & Transportation - 7.2%
Autos - 1.5%
Aftermarket Technology Corp. (a)	Provider of remanufactured transmissions	385,200	$8,709,372

Other Transportation - 4.5%
Interpool, Inc.	Container leasing firm	314,500	6,352,900
Laidlaw International, Inc.	Provider of transportation services	409,100	11,127,520
Maritrans, Inc.	Operater of barges	8,600	210,098
Ryder System, Inc.	Truck leasing company	207,800	9,305,284
			26,995,802

Trucking - 1.2%
Swift Transportation Co., Inc. (a)	Truckload carrier	325,600	7,075,288

Total Autos & Transportation			42,780,462

Consumer Discretionary - 17.9%
Commercial Services - 9.9%
Adesa, Inc.	Wholesale vehicle auctioneer	439,900	11,762,926
Heidrick & Struggles Intl (a)	Executive search and leadership consulting services	279,000	10,122,120
Hudson Highland Group, Inc. (a)	Professional staffing	538,400	10,197,296
ProQuest Company (a)	Information content provider	331,000	7,080,090
United Stationers Inc. (a)	Office products distributor	191,300	10,158,030
Watson Wyatt & Company Holdings	Benefit consulting company	281,100	9,158,238
			58,478,700

Consumer Products/Services - 2.8%
The Scotts Miracle-Gro Company	Turf & horticultural products	116,300	5,321,888
The Toro Company	Turf maintenance products	236,400	11,288,100
			16,609,988

Printing/Publishing - 1.5%
ADVO, Inc.	Direct mail marketing company	271,701	8,694,432

Restaurants - 2.7%
Rare Hospitality (a)	Steakhouse operator	175,300	6,105,699
The Steak n Shake Company (a)	Casual dining	479,800	10,123,780
			16,229,479

Retail - 1.0%
Big 5 Sporting Goods Corporation	Regional sporting goods retailer	305,000	5,971,900

Total Consumer Discretionary			105,984,499

Financial Services - 24.8%
Banks/Thrifts - 5.8%
Commercial Capital Bancorp, Inc.	Savings Bank	370,500	5,209,230
Placer Sierra Bancshares	Regional bank	238,600	6,812,030
Prosperity Bancshares, Inc.	Regional bank	257,700	7,785,117
Provident Bankshares Corporation	Commercial bank	172,700	6,294,915
Sterling Financial Corporation	Commercial bank	283,495	8,221,355
			34,322,647

Insurance - 13.7%
Amerus Group Inc.	Life insurer	95,000	5,722,800
Aspen Insurance Holdings Limited	Property & casualty insurance	370,500	9,136,530
Clark, Inc.	Insurance brokerage and consulting	331,000	3,909,110
Conseco, Inc. (a)	Life & health insurer	548,400	13,611,288
Delphi Financial Group, Inc.	Accident & health insurance	246,768	12,740,632
Reinsurance Group of America	Life reinsurer	267,200	12,635,888

Scottish Re Group Limited	Life reinsurer	427,800	10,613,718
Triad Guaranty Inc. (a)	Mortgage insurance	80,330	3,767,477
U.S.I. Holdings Corporation (a)	Insurance brokerage	539,353	8,699,764
			80,837,207

Other Financial Services - 3.2%
MCG Capital Corporation	Business development company	574,500	8,106,195
S1 Corporation (a)	Financial information software	993,820	5,008,853
United Panam Financial Corp (a)	Sub-prime auto lender	184,400	5,697,960
			18,813,008

Real Estate Investment Trusts - 2.1%
iStar Financial Inc.	Commercial real estate lender	324,800	12,433,344

Total Financial Services			146,406,206

Health Care - 3.1%
Health Care Services - 3.1%
Centene Corporation (a)	Medicaid managed care	396,500	11,565,905
Triad Hospitals, Inc. (a)	Hospital Operator	167,900	7,035,010

Total Health Care			18,600,915

Materials & Processing - 8.9%
Building/Construction Products - 4.1%
NCI Building Systems, Inc. (a)	Metal buildings	274,200	16,388,934
Walter Industries, Inc	Natural resources & water products	120,600	8,034,372
			24,423,306

Specialty Chemicals - 4.8%
Albemarle Corporation	Specialty chemicals	255,100	11,568,785
Cytec Industries Inc.	Specialty chemicals	279,000	16,742,790
			28,311,575

Total Materials & Processing			52,734,881

Other Energy - 2.4%
Equipment & Services - 1.2%
Key Energy Services, Inc. (a)	Workover services provider	456,900	6,967,725

Exploration & Production - 1.2%
Newfield Exploration Company (a)	Oil & gas producer	75,700	3,171,830
The Houston Exploration Co. (a)	Oil exploration and production	81,400	4,289,780
			7,461,610

Total Other Energy			14,429,335

Producer Durables - 13.0%
Aerospace - 1.2%
Curtiss-Wright Corporation	Aerospace & defense components mfg.	108,900	7,209,180

Diversified Manufacturing - 4.2%
Carlisle Companies Incorporated	Industrial conglomerate	118,000	9,652,400
Crane Co.	Industrial conglomerate	373,100	15,300,831
			24,953,231
Electrical Equipment - 4.8%
Acuity Brands, Inc.	Manufacturer of lighting fixtures	191,402	7,656,080
Belden CDT Inc.	Networking cable manufacturer	290,700	7,915,761
Commscope, Inc. (a)	Networking cable manufacturer	440,710	12,582,270
			28,154,111

Machinery - 2.8%
Blount International Inc. (a)	Manufacturer of timber related equipment	266,700	4,296,537
Flowserve Corporation (a)	Pump and valve manufacturer	75,900	4,428,006
United Rentals, Inc. (a)	Equipment rental	222,100	7,662,450
			16,386,993

Total Producer Durables			76,703,515

Technology - 17.1%
Distribution - 1.2%
Synnex Corporation (a)	Distributor of PCs and peripherals	368,800	6,844,928

Electronic Components - 3.0%
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	590,200	11,255,114
Smart Modular Technologies (a)	Manufacturer of memory modules	743,810	6,731,480
			17,986,594

Other Technology - 6.5%
Applied Films Corporation (a)	Manufacturer of equipment to coat glass	270,200	5,249,986
Benchmark Electronics, Inc. (a)	Contract manufacturer	301,800	11,574,030
Electronics for Imaging, Inc. (a)	Products that support color printing	370,800	10,371,276
NETGEAR, Inc. (a)	Manufacturer of networking equipment	292,100	5,552,821
Park Electrochemical Corporation	Advanced electronic materials	191,300	5,643,350
			38,391,463
Telecommunications - 1.1%
Andrew Corp (a)	Manufacturer of equipment for cell sites	531,900	6,531,732

Services - 1.0%
Perot Systems Corp. (a)	IT consulting	381,270	5,932,561

Software - 4.3%
Mentor Graphics Corporation (a)	Provider of EDA software	912,400	10,082,020
Parametric Technology Corp (a)	Design & collaboration software	432,920	7,069,584
eFunds Corporation (a)	Provider of EFT software	316,748	8,184,768
			25,336,372

Total Technology			101,023,650

Utilities - 0.2%
Telecommunications - 0.2%
Cincinnati Bell, Inc. (a)	Local wireline and wireless services	313,480	1,416,930

Total Utilities			1,416,930

TOTAL COMMON STOCKS - 94.6%			560,080,393
(Cost $444,174,461)

MONEY MARKET INSTRUMENTS
US Bank Demand Note, 4.5725% (b)			1,835,629

US Bank CP, 4.6800%, Due 4/3/06			26,500,000

TOTAL MONEY MARKET INSTRUMENTS - 4.8%
(Cost $28,335,629)			28,335,629

TOTAL INVESTMENTS - 99.4%
(Cost $472,510,090)			588,416,022

OTHER ASSETS LESS LIABILITIES - 0.6%			3,345,321

NET ASSETS - 100%			$591,761,343

(a) Non-income producing security.

(b) Variable rate demand note. Interest rate is reset every seven days. Rate disclosed represents rate in effect on March 31, 2006.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $444,174,461 on March 31, 2006, net unrealized appreciation was $115,905,932, consisting of gross unrealized appreciation of $124,972,047 and gross unrealized depreciation of $9,066,115.

Item 2. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Signatures

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		May 11, 2006

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		May 11, 2006

By (Signature and Title)*	/s/ Benjamin J. Kim	Benjamin J. Kim, Treasurer

Date		May 11, 2006

* Print the name and title of each signing officer under his or her signature.